DUE FROM FACTOR (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF DUE TO/ FROM FACTOR

Due to/from factor consist of the following:

	September 30	December 31
	2025	2024
Outstanding receivables:
Without recourse	$283,849	$460,815
With recourse	13,920	142,914
Matured funds and deposits	62,370	61,941
Advances	(131,926)	(275,484)
	$228,213	$390,186

Due to/from factor consist of the following:

	December 31
	2024	2023
Outstanding receivables:
Without recourse	$460,815	$808,233
With recourse	142,914	99,055
Matured funds and deposits	61,941	65,321
Advances	(275,484)	(483,187)
Credits due customers	-	(151,611)
	$390,186	$337,811